Organization	6 Months Ended
Jun. 30, 2026
Organization [Abstract]
Organization

(1) Organization

(a)	History of the Company and Reorganization

AIFU Inc. (the “Company”) (formally known as “AIX Inc.” and “Fanhua Inc.”) was incorporated in the Cayman Islands on April 10, 2007 and listed on the Nasdaq on October 31, 2007. On October 31, 2024, the Company changed its name from Fanhua Inc. to AIX Inc. On April 17, 2025, the Company changed its name from AIX Inc. to AIFU Inc. The Company and its subsidiaries are collectively referred to as the “Group”. The Group is principally engaged in the provision of agency services in the People’s Republic of China (the “PRC”).

The Company is a leading independent financial services platform in China, operating principally through its wholly-owned PRC subsidiaries, including Fanhua Group Company and its subsidiaries. The Group distributes life, and non-life insurance products on behalf of insurance companies through its network of licensed insurance agents. The Group’s operations expanded to include the distribution and sale of health and wellness products after the acquisition of a premium inventory of dark tea products on January 9, 2026. As of June 30, 2026, the Group identified two reportable segments:(i) the insurance agency segment: (2) health and wellness segment.

As of June 30, 2026, the Company, through Fanhua Group Company, had controlling equity ownership in one insurance sales services company with a national operating license, three regional insurance agencies and two insurance brokerage firms.

Reverse Share Split

On May 21, 2025, the Company effected a 1-for-400 reverse share split, with fractional shares rounded up to the nearest whole share. (“First Reverse Share Split”)

On June 16, 2026, the Company effected a 1-for-20 reverse share split, with fractional shares rounded up to the nearest whole share (“Second Reverse Share Split”, together with First Reverse Share Split, collectively referred to as “Reverse Share Splits”)

Unless otherwise indicated, all share, per share amounts and prices herein for all periods presented have been retroactively adjusted to reflect the cumulative effect of these Reverse Share Splits.

The following transactions have materially affected the composition, scope of consolidation, or control of the Company.

In January 2025, the Group disposed of its 100% equity interests in Guangdong Meidiya Investment Co., Ltd. (“Meidiya”), which held approximately 44.7% of the equity interests of Fanhua Insurance Surveyors & Loss Adjustors Co., Ltd. (“FHISLA”) and its subsidiaries (collectively referred to as the “Disposal Group”), to a third party for a total cash consideration of RMB30,240. The Disposed Group historically constituted the Group’s claims-adjusting segment, over which the Group exercised control through a series of act-in-concert arrangements. Accordingly, the Group deconsolidated the Disposed Group with effect from January 1, 2025 and no longer conducts any operations in the claims-adjusting business.

On December 27, 2024, as part of the share exchange transaction with BGM Group Ltd. (“BGM”), the Group transferred all of its interests in Fanhua RONs (Beijing) Technology Co., Ltd. (“Fanhua RONS Technologies”) and Shenzhen Xinbao Investment Co., Ltd. (“Xinbao Investment”) and its subsidiaries (the “former VIEs”) to BGM in exchange for Class A ordinary shares of BGM. The historical contractual arrangements among (x) the Group’s wholly-owned PRC subsidiary Fanhua Group Company and Fanlian Investment, (y) the former consolidated VIEs, and (z) the individual nominee shareholders of the consolidated VIEs (the “Contractual Arrangements”) were subsequently terminated. The Group has had no VIE structure since that date.

Change of Control

On December 27, 2023, securities exchange agreements (the “Agreements”) were entered into by and among MAASE Inc. (“MAASE”, formerly known as “Highest Performances Holdings Inc.” and “Puyi Inc.”) and certain shareholders of the Company (the “Selling Shareholders”). Pursuant to the Agreements, MAASE issued and allotted to the Selling Shareholders an aggregate of 3,156,814 MAASE’s Class A ordinary shares (as adjusted for MAASE’s 1-for-90 reverse share split effective June 20, 2025), and in exchange, the Selling Shareholders sold to MAASE an aggregate of 71,029 Class A ordinary shares of the Company that they beneficially owned (the “Transaction”). The transaction was closed on December 31, 2023. As a result, MAASE became the controlling shareholder of the Company, owning approximately 50.07% of the Company’s equity interests at that date.

On January 2, 2025, the Company issued 125,000 Class B ordinary shares, of which 63,750 to MAASE and 61,250 were issued to Infinew Limited, at a price of US$8 per share, for a total consideration of US$1,000. As a result, MAASE owned 51.67% of the Company’s equity interests, representing 51.01% of the Company’s voting power at that date. On March 17, 2026 and May 6, 2026, MAASE and Infinew Limited each converted all of their respective Class B ordinary shares to Class A ordinary shares on a one-for-one basis.

On December 22, 2025, the Company issued 250,000 Class B ordinary shares to Expansion Group Ltd (“Expansion”), at a price of US$8 per share, for a total consideration of US$2,000, pursuant to a share subscription agreement dated November 7, 2025. As a result, Expansion replaced MAASE to become the controlling shareholder of the Company, owning approximately 23.88% of the Company’s equity interests and approximately 65.49% of the Company’s voting power at that date.

As of June 30, 2026, Expansion owned approximately 4.05% of the Company’s equity interests and 80.87% of the aggregate voting power of the Company and remained to be the controlling shareholder of the Company.